Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Mar. 31, 2023	Dec. 31, 2022
Fresenius SE | Short-term financing
Balances
Accounts receivable			€ 454	€ 1,477
Fresenius SE | Loans
Related Party Transactions
Outstanding borrowings			€ 10,204	€ 1,000
Interest rate (as a percent)			3.524%	2.468%
General Partner | Unsecured debt
Related Party Transactions
Interest rate (as a percent)			1.3348%
General Partner | Unsecured debt - originated in 2009
Related Party Transactions
Proceeds from short-term debt from related parties		€ 1,500
General Partner | Unsecured debt - originated in 2013
Related Party Transactions
Proceeds from short-term debt from related parties	€ 1,500